EARNINGS PER SHARE	12 Months Ended
Aug. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

20.      EARNINGS PER SHARE

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator used in basic and diluted earnings per share:
Net earnings attributable to Bright Scholar Education Holdings Limited	246,969	241,099	161,005
Earnings available for future distribution	246,969	241,099	161,005
Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share	122,088,201	122,322,894	120,158,001
Weighted average common shares outstanding used in computing diluted earnings per share	122,186,796	122,430,457	120,158,001
Net earnings per share
Basic	2.02	1.97	1.34
Diluted	2.02	1.97	1.34

As of August 31, 2018, 2019 and 2020, there are 361,307, 2,318,716 and 840,767 employee stock options or non-vested ordinary shares, were excluded from the computation of diluted net earnings per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.